STATEMENT OF INVESTMENTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 62.4%
Argentina - .2%
Globant	1,863	[a]	405,407
Brazil - 2.7%
B3 - Brasil Bolsa Balcao	40,300		480,881
Banco do Brasil	119,900		895,637
BB Seguridade Participacoes	34,700	[a]	197,944
BRF	12,700	[a]	53,889
CCR	137,100		355,538
Cia Siderurgica Nacional	47,700	[a]	292,489
Cyrela Brazil Realty	59,100		335,426
EDP - Energias do Brasil	117,900		446,023
IRB Brasil Resseguros	10,600		16,693
JBS	55,200	[a]	251,440
Minerva	201,600		395,111
Petroleo Brasileiro, ADR	31,051	[a]	348,703
TIM	83,200		234,662
Vale	43,500	[a]	732,370
WEG	17,400		253,721
			5,290,527
Chile - .3%
Enel Americas	2,805,227		458,036
Enel Generacion Chile	64,627	[a]	24,274
			482,310
China - 22.1%
Agile Group Holdings	208,000	[a]	277,508
Agricultural Bank of China, Cl. H	1,129,000	[a]	413,789
Alibaba Group Holding, ADR	35,706	[a]	8,309,857
Anhui Conch Cement, Cl. H	173,200	[a]	1,085,053
ANTA Sports Products	4,200	[a]	66,647
BAIC Motor, Cl. H	211,000	[a,b]	78,165
CGN Power, Cl. H	1,708,000	[a,b]	368,574
China Construction Bank, Cl. H	2,388,700	[a]	1,817,796
China Everbright Bank, Cl. A	711,600	[a]	434,245
China Evergrande Group	38,000	[a]	73,082
China Galaxy Securities, Cl. H	460,000	[a]	288,575
China Life Insurance, Cl. H	261,400	[a]	578,251
China Medical System Holdings	219,100	[a]	245,544
China Merchants Bank, Cl. H	83,000	[a]	527,118
China Minsheng Banking, Cl. H	463,000	[a]	264,043
China National Building Material, Cl. H	236,300	[a]	284,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.4% (continued)
China - 22.1% (continued)
China Pacific Insurance Group, Cl. H	87,500	[a]	343,672
China Shenhua Energy, Cl. H	696,800	[a]	1,312,974
China Vanke, Cl. H	13,600	[a]	47,025
China Yangtze Power, Cl. A	138,000	[a]	404,697
Chongqing Rural Commercial Bank, Cl. H	703,700	[a]	287,502
CNOOC	696,100	[a]	639,865
Country Garden Services Holdings	26,000	[a]	176,350
ENN Energy Holdings	52,100	[a]	764,721
Fosun International	118,100	[a]	185,635
GSX Techedu, ADR	671	[a]	34,697
Industrial & Commercial Bank of China, Cl. H	91,200	[a]	59,338
JD.com, ADR	10,714	[a]	941,761
Jointown Pharmaceutical Group, CI. A	90,500	[a]	251,673
Kingdee International Software Group	11,000	[a]	45,143
Li Ning	24,000	[a]	165,336
Longfor Group Holdings	9,000	[b]	52,857
Meituan, Cl. B	65,700	[a]	2,512,784
Momo, ADR	10,078	[a]	140,689
NetEase, ADR	3,550		339,984
New China Life Insurance, Cl. H	205,000	[a]	802,637
NIO, ADR	10,300	[a]	502,022
PICC Property & Casualty, Cl. H	356,000	[a]	269,734
Pinduoduo, ADR	3,910	[a]	694,690
Ping An Insurance Group Company of China, Cl. H	106,500	[a]	1,308,143
Shandong Weigao Group Medical Polymer, Cl. H	6,800		15,408
Shanghai Pharmaceuticals Holding, Cl. H	238,600	[a]	421,193
Sinopharm Group, Cl. H	102,400	[a]	249,609
Sinotruk Hong Kong	264,700	[a]	677,902
Tencent Holdings	142,200	[a]	10,390,159
Times China Holdings	225,000	[a]	313,076
Tingyi Cayman Islands Holding	395,800	[a]	677,162
Uni-President China Holdings	237,200	[a]	241,440
Vipshop Holdings, ADR	11,431	[a]	321,325
Weichai Power, Cl. H	361,000	[a]	726,180
Wuliangye Yibin, Cl. A	7,700	[a]	344,488
Yanzhou Coal Mining, Cl. H	439,800	[a]	351,751
Yihai International Holding	6,000	[a]	89,403
Yum China Holdings	1,589		90,716
Zhongsheng Group Holdings	29,200	[a]	208,183
Zoomlion Heavy Industry Science & Technology, Cl. A	228,500		346,051

Description	Shares		Value ($)
Common Stocks - 62.4% (continued)
China - 22.1% (continued)
Zoomlion Heavy Industry Science & Technology, Cl. H	171,700	[a]	206,061
			43,067,281
Colombia - .1%
Interconexion Electrica	22,358		168,102
Greece - .2%
Hellenic Telecommunications Organization	18,507	[a]	298,464
Hong Kong - 1.7%
Bosideng International Holdings	192,500		98,208
China Mobile	59,600	[a]	340,591
China Overseas Land & Investment	19,700	[a]	42,855
China Resources Cement Holdings	356,000	[a]	397,892
China Resources Land	34,000	[a]	140,880
China Taiping Insurance Holdings	147,000	[a]	265,866
China Unicom Hong Kong	934,100	[a]	532,924
Kingboard Laminates Holdings	104,500		170,876
Kunlun Energy	82,000	[a]	70,915
Nine Dragons Paper Holdings	206,500		293,919
Shanghai Industrial Holdings	97,900	[a]	133,910
Shanghai Industrial Urban Development Group	108,200	[a]	11,442
Shenzhen International Holdings	243,000	[a]	392,256
Shimao Group Holdings	128,000	[a]	409,226
			3,301,760
Hungary - .3%
MOL Hungarian Oil & Gas	1,692	[a]	12,311
Richter Gedeon	20,258	[a]	508,394
			520,705
India - 5.0%
ACC	19,360	[a]	429,125
Amara Raja Batteries	29,703	[a]	377,185
Aurobindo Pharma	12,787		161,431
Bajaj Finance	1,304	[a]	94,705
Cipla	18,506	[a]	207,948
Dr. Reddy's Laboratories	4,338	[a]	309,598
HCL Technologies	34,799		451,625
Hero MotoCorp	8,241	[a]	351,239
Hindalco Industries	31,370	[a]	103,654
Hindustan Unilever	11,778		386,730
Housing Development Finance	24,955	[a]	879,919
Indus Towers	45,235	[a]	142,752
Infosys	77,689		1,336,516
ITC	91,750	[a]	262,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.4% (continued)
India - 5.0% (continued)
LIC Housing Finance	66,889	[a]	333,207
Motherson Sumi Systems	148,642	[a]	337,129
Nestle India	725		182,825
Petronet LNG	107,350		364,734
REC	187,003		344,544
Reliance Industries	11,547	[a]	314,551
Shriram Transport Finance	34,568		497,279
Tata Consultancy Services	13,715		538,224
Tata Motors	240,120	[a]	604,274
Tech Mahindra	14,573		194,670
The Tata Power Company	322	[a]	334
UPL	53,336	[a]	340,934
Wipro	49,371	[a]	260,984
			9,808,897
Indonesia - .5%
Gudang Garam	63,200	[a]	184,474
Indah Kiat Pulp & Paper	202,600	[a]	150,556
Indofood CBP Sukses Makmur	284,900	[a]	194,316
Indofood Sukses Makmur	634,800	[a]	309,507
XL Axiata	172,000	[a]	33,487
			872,340
Malaysia - 1.1%
Hartalega Holdings	69,600		210,434
MISC	181,300		310,269
RHB Bank	426,300	[a]	578,891
Sime Darby	849,700		488,159
Top Glove	393,900		601,352
			2,189,105
Mexico - 1.6%
America Movil, Ser. L	1,041,700		758,523
Arca Continental	77,800	[c]	372,042
Coca-Cola Femsa	24,385		112,309
Fibra Uno Administracion	14,300		16,176
Gruma, Cl. B	34,845		415,296
Grupo Financiero Banorte, Cl. O	165,500	[a]	911,936
Grupo Mexico, Ser. B	106,200		450,374
			3,036,656
Philippines - .5%
Aboitiz Equity Ventures	270,640	[a]	266,442
Ayala Land	50,700	[a]	43,181
Globe Telecom	5,720		241,880
International Container Terminal Services	170,310	[a]	438,106
Metro Pacific Investments	70,000	[a]	6,243

Description	Shares		Value ($)
Common Stocks - 62.4% (continued)
Philippines - .5% (continued)
SM Prime Holdings	54,300	[a]	43,539
			1,039,391
Poland - .4%
CD Projekt	1,160	[a]	85,270
KGHM Polska Miedz	6,667	[a]	326,815
Polskie Gornictwo Naftowe i Gazownictwo	232,856	[a]	345,254
			757,339
Qatar - .2%
Ooredoo	148,414	[a]	306,527
The Commercial Bank	143,251	[a]	173,041
			479,568
Russia - 2.1%
Lukoil, ADR	23,297		1,588,505
MMC Norilsk Nickel, ADR	7,709		240,762
Polyus	358		73,708
Sberbank of Russia, ADR	119,710		1,725,726
Sistema, GDR	3,869	[a]	29,048
Tatneft, ADR	3,465		141,335
X5 Retail Group, GDR	9,562		344,408
			4,143,492
Saudi Arabia - 1.0%
Abdullah Al Othaim Markets	18,322	[a]	600,620
Al Rajhi Bank	21,691	[a]	425,566
Almarai	15,821	[a]	231,767
Bupa Arabia for Cooperative Insurance	12,855	[a]	418,477
Jarir Marketing	6,953		321,357
The Savola Group	2,639	[a]	29,900
			2,027,687
South Africa - 2.5%
Anglo American Platinum	1,315	[a]	128,234
AngloGold Ashanti	6,396	[a]	146,217
Clicks Group	27,800		478,338
Growthpoint Properties	19,705		16,876
Impala Platinum Holdings	68,119	[a]	936,778
Investec	101,101		253,727
Kumba Iron Ore	6,378	[a]	270,969
Mediclinic International	97,660	[a]	378,893
MTN Group	57,017	[a]	233,787
Naspers, Cl. N	2,285		467,675
Ninety One	13,103		39,267
Redefine Properties	23,528	[a]	5,336
Resilient REIT	2,677	[a]	7,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.4% (continued)
South Africa - 2.5% (continued)
Sibanye Stillwater	347,848	[a]	1,400,758
			4,764,569
South Korea - 8.6%
BGF Retail	2,378		296,957
Celltrion	1,483	[a]	488,764
Daelim Industrial	4,068		311,463
DB Insurance	10,462		421,572
Doosan Bobcat	3,224		87,875
Hana Financial Group	11,688		371,650
Hyundai Glovis	1,622		275,580
Hyundai Mobis	6,998		1,650,837
Kakao	743		267,225
KB Financial Group	11,573		459,639
Kia Motors	8,820		507,966
Korea Investment Holdings	6,707		488,347
Kumho Petrochemical	4,725		632,595
LG Electronics	7,049		876,746
NAVER	896		241,939
NCSoft	214		183,713
POSCO	2,591		649,262
Posco International	1,191		15,967
Samsung Biologics	116	[a,b]	88,037
Samsung Electronics	89,197		6,666,355
Samsung SDI	736		426,913
Samsung Securities	18,781		701,397
Shinhan Financial Group	19,507		577,052
			16,687,851
Taiwan - 9.5%
Accton Technology	6,000	[a]	67,750
Asia Cement	252,000	[a]	388,270
Chailease Holding	310,895	[a]	1,864,011
Chicony Electronics	157,000	[a]	482,723
Feng Tay Enterprise	11,440	[a]	81,441
Hotai Motor	5,000	[a]	114,822
Lite-On Technology	82,000	[a]	145,571
MediaTek	76,000	[a]	2,029,642
Micro-Star International	98,000	[a]	462,327
Nanya Technology	40,000	[a]	124,044
Powertech Technology	100,000	[a]	338,762
Realtek Semiconductor	42,000	[a]	581,581
Standard Foods	130,000	[a]	284,112
Taiwan Semiconductor Manufacturing	554,600		10,416,210
Uni-President Enterprises	98,000	[a]	235,867
United Microelectronics	255,000	[a]	427,456

Description		Shares		Value ($)
Common Stocks - 62.4% (continued)
Taiwan - 9.5% (continued)
Wistron		117,000	[a]	129,449
Zhen Ding Technology Holding		79,000	[a]	321,729
				18,495,767
Thailand - .7%
Advanced Info Service		55,700	[a]	327,621
Advanced Info Service, NVDR		42,300	[a]	248,804
Krungthai Card		9,600	[a]	19,148
PTT Exploration & Production, NVDR		27,800	[a]	91,071
Thai Union Group, NVDR		696,600	[a]	316,081
Thanachart Capital		263,200	[a]	303,122
				1,305,847
Turkey - .8%
BIM Birlesik Magazalar		55,417		563,004
Emlak Konut Gayrimenkul Yatirim Ortakligi		16,792	[a]	4,839
Eregli Demir ve Celik Fabrikalari		336,599	[a]	678,112
KOC Holding		12,702	[a]	36,196
Turkcell Iletisim Hizmetleri		95,684		207,896
Turkiye Vakiflar Bankasi, Cl. D		25,869	[a]	16,448
				1,506,495
United Arab Emirates - .3%
Dubai Islamic Bank		473,913	[a]	595,619
Emaar Properties		35,277	[a]	33,943
				629,562
Total Common Stocks (cost $82,859,884)				121,279,122

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI Emerging Markets ETF (cost $586,648)		12,784	[c]	660,549
	Preferred Dividend Yield (%)
Preferred Stocks - .7%
Brazil - .5%
Banco do Estado do Rio Grande do Sul, Cl. B	4.46	162,300		455,260
Cia Paranaense de Energia	4.62	36,100		520,837
				976,097
South Korea - .2%
Samsung Electronics	1.37	4,609		312,868
Total Preferred Stocks (cost $979,747)				1,288,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 35.6%
Registered Investment Companies - 35.6%
BNY Mellon Global Emerging Markets Fund, Cl. Y (cost $32,174,204)		2,551,543	[d]	69,248,880

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $25,500)	0.05	25,500	[d]	25,500
Total Investments (cost $116,625,983)		99.0%		192,503,016
Cash and Receivables (Net)		1.0%		1,953,429
Net Assets		100.0%		194,456,445

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $587,633 or .3% of net assets.

c Security, or portion thereof, on loan. At December 31, 2020, the value of the fund’s securities on loan was $677,846 and the value of the collateral was $694,186, consisting of cash collateral of $25,500 and U.S. Government & Agency securities valued at $668,686.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Diversified Emerging Markets Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	20,758,743	100,520,379	††	-	121,279,122
Equity Securities - Preferred Stocks	976,097	312,868	††	-	1,288,965
Exchange-Traded Funds	660,549	-		-	660,549
Investment Companies	69,274,380	-		-	69,274,380

† See Statement of Investments for additional detailed categorizations, if any.

†† Securitites classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2020, accumulated net unrealized appreciation on investments was $75,877,033, consisting of $79,079,262 gross unrealized appreciation and $3,202,229 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.